Financial information by segment, Assets and liabilities by business sector (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Assets allocated [Abstract]
Contracted concessional assets	$ 8,359,776	$ 8,549,181
Investments carried under the equity method	135,496	53,419
Current financial investments	252,473	240,834
Cash and cash equivalents (project companies)	576,066	631,542	$ 657,212	$ 669,387
Total assets	9,863,900	9,919,031
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,997,420	5,091,114
Grants and other liabilities	1,649,971	1,658,126
Long-term and short-term corporate debt	689,592	684,073
Total liabilities	8,122,645	8,162,919
Equity	1,741,255	1,756,112	$ 1,864,234	$ 1,884,967
Total liabilities and equity	9,863,900	9,919,031
Renewable Energy [Member]
Assets allocated [Abstract]
Contracted concessional assets	6,825,572	6,998,020
Investments carried under the equity method	89,149	10,257
Current financial investments	33,268	15,396
Cash and cash equivalents (project companies)	426,255	453,096
Total assets	7,374,244	7,476,769
Liabilities allocated [Abstract]
Long-term and short-term project debt	3,791,447	3,868,626
Grants and other liabilities	1,648,118	1,656,146
Total liabilities	5,439,565	5,524,772
Efficient Natural Gas [Member]
Assets allocated [Abstract]
Contracted concessional assets	578,423	580,997
Investments carried under the equity method	0	0
Current financial investments	139,076	147,192
Cash and cash equivalents (project companies)	19,567	45,625
Total assets	737,066	773,814
Liabilities allocated [Abstract]
Long-term and short-term project debt	536,690	545,123
Grants and other liabilities	139	161
Total liabilities	536,829	545,284
Electric Transmission Lines [Member]
Assets allocated [Abstract]
Contracted concessional assets	869,685	882,980
Investments carried under the equity method	0	0
Current financial investments	60,971	61,102
Cash and cash equivalents (project companies)	13,373	14,043
Total assets	944,029	958,125
Liabilities allocated [Abstract]
Long-term and short-term project debt	642,496	647,820
Grants and other liabilities	957	1,025
Total liabilities	643,453	648,845
Water [Member]
Assets allocated [Abstract]
Contracted concessional assets	86,096	87,184
Investments carried under the equity method	46,347	43,162
Current financial investments	17,094	15,562
Cash and cash equivalents (project companies)	9,595	11,686
Total assets	159,132	157,594
Liabilities allocated [Abstract]
Long-term and short-term project debt	26,787	29,545
Grants and other liabilities	757	794
Total liabilities	27,544	30,339
Allocated [Member]
Assets allocated [Abstract]
Contracted concessional assets	8,359,776	8,549,181
Investments carried under the equity method	135,496	53,419
Current financial investments	250,409	239,252
Cash and cash equivalents (project companies)	468,790	524,450
Total assets	9,214,471	9,366,302
Liabilities allocated [Abstract]
Long-term and short-term project debt	4,997,420	5,091,114
Grants and other liabilities	1,649,971	1,658,126
Total liabilities	6,647,391	6,749,240
Unallocated [Member]
Assets allocated [Abstract]
Other non-current assets	228,932	188,736
Other current assets (including cash and cash equivalents at holding company level)	420,497	363,993
Total assets	649,429	552,729
Liabilities allocated [Abstract]
Long-term and short-term corporate debt	689,592	684,073
Other non-current liabilities	603,953	523,827
Other current liabilities	181,709	205,779
Total liabilities	1,475,254	1,413,679
Equity	1,741,255	1,756,112
Total liabilities and equity	$ 3,216,509	$ 3,169,791